Note 5 - Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 5 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Three Months Ended
	March 31, 2013	March 31, 2014
Management Fees –Related Parties (Note 5)
Central Mare Inc	158	33
Total	158	33

	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Management Fees –Related Parties (Note 7)
Central Mare Inc	5,575	2,345	1,351
International Shipmanagement Inc	155	-	-
Total	5,730	2,345	1,351
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	10	-	-
TMS Tankers	384	-	-
Heidmar Inc	45	-	-
Total	439	-	-

Central Mare [Member]
Note 5 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Three months ended March 31
	2013	2014
Management Fees	$158	$33	Management fees related party - Statement of comprehensive income
Executive officers and other personnel expenses	$240	$30	General and administrative expenses - Statement of comprehensive income
Commission on charter hire agreements	$67	-	Voyage expenses - Statement of comprehensive income
Total	$465	$63

	Year Ended December 31,
	2011	2012	2013
Management Fees	$5,575	$2,345	$505	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	$1,760	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	-	Vessel operating expenses - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$39	-	$260	(Gain)/loss on sale of vessels - Statement of comprehensive income/ (loss)
Commission on charter hire agreements	$1,216	$275	$150	Voyage expenses - Statement of comprehensive income/ (loss)
Management agreement termination fees	$672	-	$846	Management fees related party - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998	$3,521

CSM [Member]
Note 5 - Transactions with Related Parties (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Three months ended March 31
	2013	2014
Management fees	-	$17	Advances for vessels acquisitions / under construction –Balance Sheet
Total	-	$17